KAIXIN DECONSOLIDATION (Details)		12 Months Ended
	Jun. 25, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
DECONSOLIDATION OF SUBSIDIARIES
Maximum percentage of ownership interest to retain control	50
Gain on deconsolidation		$ 123,667,000	$ 0	$ 0
KaixinAutoHoldingsMember | Discontinued operation
DECONSOLIDATION OF SUBSIDIARIES
Tax on gain on deconsolidation		0
KaixinAutoHoldingsMember | Haitaoche Limited
DECONSOLIDATION OF SUBSIDIARIES
Percentage of voting interest acquired	100.00%
Number of shares issued | shares	74,035,502
KaixinAutoHoldingsMember
DECONSOLIDATION OF SUBSIDIARIES
Gain on deconsolidation		123,667,000
KaixinAutoHoldingsMember | Discontinued operation
DECONSOLIDATION OF SUBSIDIARIES
Gain on deconsolidation	$ 123,667,000	$ 123,667,000